Loans Payable	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Loans Payable
10. LOANS PAYABLE
Short-term Loans
Short-term loans as of December 31, 2019 and June 30, 2020 were secured loans borrowed by iQIYI, and amounted to RMB2.6 billion and RMB3.6 billion (US$512 million), respectively, which consisted of RMB denominated borrowings from financial institutions in the PRC and were repayable within one year.
The repayments of all short-term loans are guaranteed by subsidiaries of iQIYI and either collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB555 million (US$79 million) as of June 30, 2020 or collateralized by restricted cash balances totaling RMB979 million (US$139 million) as of June 30, 2020.
As of December 31, 2019 and June 30, 2020, the weighted average interest rates for the outstanding borrowings were 4.05% and 3.97%, respectively, and the aggregate amounts of unused lines of credit for short-term loans were RMB1.6 billion and RMB1.8 billion (US$252 million), respectively.
Long-term Loans
Baidu
In June 2016, the Company entered into a five-year term and revolving facility agreement with a group of 21 syndicated bankers, pursuant to which the Company is entitled to borrow an unsecured US$ denominated floating rate loan of US$1.0 billion with a term of five years and to borrow an unsecured US$ denominated revolving loan of US$1.0 billion for five years. The facility was priced at 110 basis points over LIBOR and is intended for the general working capital of the Company. In June 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In November 2016, the Company drew down two tranches of US$250 million each under the facility commitment. In connection with the facility agreements, the Company entered into four interest rate swap agreements, pursuant to which the loans would be settled with a fixed annual interest rate of 2.11%, 2.10%, 2.78% and 2.78% respectively, during the respective term of the loans.
The interest rate swap agreements met the definition of a derivative in accordance with ASC Topic 815,
Derivatives and Hedging
(“ASC 815”) and the derivatives related to the interest rate swap agreements are accounted at fair value.
iQIYI
In 2017, iQIYI entered into a three-year loan agreement with Bank of China (Shanghai Branch), pursuant to which the Company is entitled to borrow a secured RMB denominated loan of RMB299 million for the general working capital of iQIYI. In 2017, iQIYI drew down RMB299 million with an interest rate of 4.47%, pursuant to the agreement, the principal shall be repaid by installments from September 2017 to April 2020.

As of December 31, 2019, the repayment of the loan is guaranteed by subsidiaries of iQIYI and collateralized by an office building of one of iQIYI’s VIEs with a carrying amount of RMB562 million.
The total outstanding borrowings were repaid when it became due.
In September 2019, iQIYI entered into a
two-year
loan agreement with JPMorgan Chase Bank, N.A., pursuant to which iQIYI is entitled to borrow a secured RMB denominated loan of RMB800 million for the general working capital of iQIYI. In 2019, iQIYI drew down RMB448 million with an interest rate of 3.55%, pursuant to the agreement, the principal shall be repaid by installments from 2019 to 2021. As of December 31, 2019 and June 30, 2020, the repayment of the loan is collateralized by long-term held-to-maturity
debt securities with a stated cost of RMB494 million and RMB502 million (US$71 million), respectively. Principal repayments were made on the loan when they became due and amounted to RMB nil and RMB13

m
illion
(US$2

m
illion
) for the six month
 periods
 ended June 30, 2019 and 2020, respectively. As of June 30, 2020, the total outstanding borrowings were RMB432 million (US$61 million), among which RMB28 million (US$4 million) was repayable within one year and were included in “Long-term loans, current portion” balance.
In December 2018, certain supplier invoices selected by iQIYI of RMB525 million were factored to a financial institution (“the
 2018
factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Company’s consolidated balance sheet. The factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the factored receivables. The debt securities were issued to third party investors for the gross proceeds of RMB446 million, with maturities in December 2019 and December 2020. The proceeds raised from issuance of the asset-backed debt securities were used by the financial institution to factor the supplier invoices. At the same time, the credit terms of the iQIYI’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities. The securitization vehicle was consolidated because iQIYI was determined to be the primary beneficiary, and the effective interest rate was 7.00%.

In November 2019, certain supplier invoices selected by iQIYI of RMB587 million were factored to a financial institution (the “2019 factored receivables”) at a discount. These supplier invoices were recorded as accounts payables in the Company’s consolidated balance sheets. The 2019 factored receivables were further transferred to a securitization vehicle, whereby debt securities securitized by the 2019 factored receivables. The debt securities were issued to third party investors for the gross proceeds of RMB500 million and mature in November 2021. The proceeds raised from the issuance of the asset-backed debt securities were used by the financial institutions to factor the supplier invoices. At the same time, the credit terms of iQIYI’s corresponding trade payables were extended to mirror the maturity of the asset-backed debt securities, and the effective interest rate was 5.97%.
As of December 31, 2019 and June 30, 2020, the outstanding borrowings from asset-backed debt securities were RMB898 million and RMB922 million (US$130 million). RMB75 million of 2018 asset-backed debt securities was repaid when it became due in December 2019. RMB438 million (US$62 million) of asset-backed debt securities is repayable within one year and are included in “Long-term loans, current portion” and the remaining balance of RMB484 million (US$68 million) of 2019 asset-backed debt securities is included in non-current
“Long-term loans” on the

condensed
consolidated balance sheets.